Operating Leases - Schedule of Future Minimum Lease Payments Under Operating Lease (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Future Minimum Lease Payments Under Operating Lease [Abstract]
2025		$ 41,538
2026
Total lease payments	$ 20,831	41,538
Less: imputed interest	(31)	(519)
Total operating lease liabilities, net of interest	20,800	$ 41,019
2025	$ 20,831